EMPLOYEE BENEFITS - Sensitivity analysis (Details) $ in Millions	Dec. 31, 2020 COP ($)
Actuarial assumption of discount rates | Post-Employment benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease	$ 23,540
Increase	(22,724)
Actuarial assumption of discount rates | Long-Term Benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease	5,068
Increase	(4,787)
Actuarial assumption of expected rates of salary increases | Post-Employment benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease	(5,286)
Increase	5,596
Actuarial assumption of expected rates of salary increases | Long-Term Benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease	(5,444)
Increase	5,718
Actuarial assumption of expected rates of pension increases | Post-Employment benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease	(15,429)
Increase	$ 16,475